INCOME TAXES - Summary of Movements of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Balance at the beginning of the period	¥ 47,255,513	¥ 51,769,696	¥ 48,897,848
Additions	8,555,982	(2,014,183)	6,084,383
Reduction due to expiration of temporary difference	(2,500,000)	(2,500,000)	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries			(712,535)
Balance at the end of the period	¥ 53,311,495	¥ 47,255,513	¥ 51,769,696